Provisions - Summary of Changes in Other Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Opening Balance	€ 546	€ 294
Additions	321	355
Unused amounts reversed	(163)	(52)
Utilised	(105)	(47)
Exchange rate differences	(11)	(2)
Other changes	28	(2)
Closing balance	616	546
Litigation [member]
Disclosure of other provisions [line items]
Opening Balance	353	187
Additions	186	235
Unused amounts reversed	(90)	(46)
Utilised	(82)	(28)
Exchange rate differences	(3)	(1)
Other changes	1	6
Closing balance	365	353
Other [member]
Disclosure of other provisions [line items]
Opening Balance	193	107
Additions	135	120
Unused amounts reversed	(73)	(6)
Utilised	(23)	(19)
Exchange rate differences	(8)	(1)
Other changes	27	(8)
Closing balance	€ 251	€ 193